Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization for contract liabilities	$ 9,976	$ 8,458
Tordis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining term of the contract	4 years 9 months 18 days
Vigdis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining term of the contract	4 years 10 months 25 days
Fortaleza Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization to bareboat revenues,expiration period	2023-03
Fortaleza Knutsen [Member] | Unfavorable contractual rights [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining term of the contract	12 years
Recife Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization to bareboat revenues,expiration period	2023-08
Recife Knutsen [Member] | Unfavorable contractual rights [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining term of the contract	12 years